Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 549	$ 396
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	224	98
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	273	263
Financial Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24	14
Enterprise and new initiatives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 28	$ 21